Commitments and Contingencies (Details) - USD ($)		3 Months Ended
	Jun. 19, 2015	May. 31, 2014
Commitments and Contingencies
Rent related to the office space	$ 29,539
Napo
Commitments and Contingencies
Rent related to the office space		$ 33,897